[COVER]

Annual
Report
DECEMBER 31, 1995




CITICORP LIFE INSURANCE
       COMPANY




LANDMARK((SM)) VIP FUNDS

MFS((R)) VARIABLE
INSURANCE TRUST((SM))

AIM VARIABLE INSURANCE
FUNDS, INC.

FIDELITY INVESTMENTS



Remember that Annuity products:

(bullet)  Are NOT bank deposits or FDIC insured

(bullet) Are NOT obligations of or guaranteed by Citibank or Citicorp Investment Services

(bullet) Are subject to investment risks, including possible loss of the principal amount invested

LETTER TO CONTRACT OWNERS

Dear Contract Owner:

We are pleased to provide you with the results of the funds in your Citicorp Life variable annuity. Inside this booklet you'll find the annual performance of the variable annuity funds as well as informative financial summaries.

The variable annuity you purchased was developed specifically to meet your investment needs and help you reach your financial goals. Your satisfaction with this product is important to us and we welcome any comments or suggestions you may have regarding our product or service. Please feel free to call at 1-800-497-4855 from 8:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday.

We would like to thank you for the opportunity to be of service to you. We look forward to continuing in that role as we work together to make your future the best it can be.

Sincerely,

/S/ LARRY D. WILLIAMS

Larry D. Williams
Senior Vice President

                        CITICORP LIFE INSURANCE COMPANY

TABLE OF CONTENTS


LANDMARK((SM)) VIP FUNDS ...............................................      1

     PORTFOLIO OF OBJECTIVES ...........................................    2-3

     PORTFOLIO OF INVESTMENTS ..........................................    4-9

     FINANCIAL UPDATE ..................................................  10-16


MFS((R)) VARIABLE INSURANCE TRUST((SM)) ................................     17

     MFS((R)) MONEY MARKET SERIES ......................................  18-30

     MFS((R)) WORLD GOVERNMENT SERIES ..................................  31-50


AIM VARIABLE INSURANCE FUNDS, INC ......................................     51

     AIM V.I. CAPITAL APPRECIATION FUND ................................  52-65


FIDELITY INVESTMENTS ...................................................     66

     VARIABLE INSURANCE PRODUCTS FUND .................................. 67-117


STATEMENT OF NET ASSETS ................................................    118

STATEMENT OF OPERATIONS ................................................    119

STATEMENT OF CHANGES IN NET ASSETS .....................................    120

NOTES TO FINANCIAL STATEMENTS ..........................................121-122

SCHEDULE OF INVESTMENTS ................................................    123

INDEPENDENT AUDITORS REPORT ............................................    124


This report may be distributed only to current contract owners or to persons who have received a current prospectus of the Citicorp Life Insurance Company Variable Annuity.

The following documents have been previously filed in EDGAR and are herein incorporated by reference; financial information can be obtained from the following:

Landmark Institutional (VIP) Funds
CIK#: 0000878732
Form Type: N-30B-2
File Number: 811-06401
Filing Date: 03/01/96
Assession No.: 0000950156-96-000228

MFS Variable Insurance Trust
CIK#: 0000918571
Filing Number (Money Market and World Govt. Series): 811-08326
Filing Date: 03/05/96 (Money Market) 03/08/96 (World Govt.)
Assession No.: 0000950156-96-000242 (Money Market)
               0000950156-96-000268 (World Govt.)

AIM Variable Insurance Funds
CIK#: 0000896435
Filing Number: 811-07452
Filing Date: 03/06/96
Assession No.: 0000899243-96-000158

Fidelity Variable Insurance Products Fund
CIK#: 0000814066
Form Type: N-30D
Filing Number: 1.811-3329
Filing Date: 02/15/96
Re-filed as module: 02/26/96
Accession Number: 0000927384-96-000013

                        CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            STATEMENT OF NET ASSETS
                               December 31, 1995


                                                               Landmark U.S.       Landmark           Landmark         Fidelity
                                                Landmark         Government      International        Balanced          Growth
                                              Equity Fund     Securities Fund     Equity Fund           Fund           Portfolio
                                              -----------     ---------------    -------------        --------         ---------
Net Assets:
     Investments at Market Value
          (See Schedule of Investments)        $1,147,521        $1,069,479        $4,122,919        $1,114,304          $5,974
     Payable to Citicorp Life
          Insurance Company                          --                --                --                   4               4
                                               ----------        ----------        ----------        ----------          ------
               Total Net Assets                $1,147,521        $1,069,479        $4,122,919        $1,114,300          $5,970
                                               ==========        ==========        ==========        ==========          ======

Total Net Assets Represented By:
     Variable Annuity Cash Value
          Invested in Separate Account               --                --                --          $    5,660          $5,970
     Citicorp Life Insurance Co. Equity        $1,147,521        $1,069,479        $4,122,919         1,108,640
                                               ----------        ----------        ----------        ----------          ------
               Total Net Assets                $1,147,521        $1,069,479        $4,122,919        $1,114,300          $5,970
                                               ==========        ==========        ==========        ==========          ======

Total Units Held                                     --                --                --               5,094           4,565
Net Unit Value                                       --                --                --               $1.11          $ 1.31

Cost of Investments                            $1,012,229        $1,035,503        $4,050,938        $1,026,812          $5,103
                                               ==========        ==========        ==========        ==========          =======


                       See Notes to Financial Statements.

                        CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            STATEMENT OF OPERATIONS
       For the Period from June 5, 1995 (Inception) to December 31, 1995


                                                              Landmark U.S.      Landmark        Landmark        Fidelity
                                                 Landmark      Government     International      Balanced         Growth
                                               Equity Fund   Securities Fund   Equity Fund         Fund          Portfolio
                                               -----------   ---------------  -------------      --------        ---------
Investment Income:
     Dividends                                   $ 12,229         $35,503        $ 50,938        $ 21,708            --

Expenses:
     Mortality & Expense Risk Fees                   --              --              --                39          $ 45
     Daily Administrative Charges                    --              --              --                 4             5
                                                 --------         -------        --------        --------          ----
          Total Expenses                             --              --              --                43            50
                                                 --------         -------        --------        --------          ----
          Net Investment Income (Loss)             12,229          35,503          50,938          21,665           (50)
                                                 --------         -------        --------        --------          ----

Realized and Unrealized Gain
     on Investments:
     Realized Gain on Sale of Investments            --              --              --                 2             8
     Net Unrealized Gain on Investments           135,292          33,976          71,981          87,492           871
                                                 --------         -------        --------        --------          ----
          Net Gain on Investments                 135,292          33,976          71,981          87,494           879
                                                 --------         -------        --------        --------          ----

Increase in Net Assets Resulting
     from Operations                             $147,521         $69,479        $122,919        $109,159          $829
                                                 ========         =======        ========        ========          ====

                       See Notes to Financial Statements.

                        CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                      STATEMENT OF CHANGES IN NET ASSETS
       For the Period from June 5, 1995 (Inception) to December 31, 1995

                                                                 Landmark U.S.       Landmark           Landmark         Fidelity
                                                  Landmark        Government       International        Balanced          Growth
                                                Equity Fund     Securities Fund     Equity Fund           Fund           Portfolio
                                                -----------     ---------------    -------------        --------         ---------
Increase (Decrease) in Net Assets
     Operations:
     Net Investment Income (Loss)                $   12,229        $   35,503        $   50,938        $   21,665          $  (50)
     Realized Gain on Sale of Investments              --                --                --                   2               8
     Change in Unrealized Appreciation
          of Investments                            135,292            33,976            71,981            87,492             871
                                                 ----------        ----------        ----------        ----------          ------
     Increase in Net Assets Resulting
          from Operations                           147,521            69,479           122,919           109,159             829
                                                 ----------        ----------        ----------        ----------          ------
Capital Transactions:
     Contract Deposits                                 --                --                --               5,141           5,141
     Seed Money from Citicorp
          Life Insurance Company                  1,000,000         1,000,000         4,000,000         1,000,000            --
                                                 ----------        ----------        ----------        ----------          ------
     Increase in Net Assets Resulting
          from Capital Transactions               1,000,000         1,000,000         4,000,000         1,005,141           5,141
                                                 ----------        ----------        ----------        ----------          ------
     Increase in Net Assets                       1,147,521         1,069,479         4,122,919         1,114,300           5,970

     Net Assets, at Beginning of Period                --                --                --                --              --
                                                 ----------        ----------        ----------        ----------          ------
     Net Assets, at End of Period                $1,147,521        $1,069,479        $4,122,919        $1,114,300          $5,970
                                                 ==========        ==========        ==========        ==========          ======


                       See Notes to Financial Statements.

                        CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1995

1. History

The Citicorp Life Insurance Company Variable Annuity Separate Account (the Account) is a separate investment account maintained under the provisions of Arizona Insurance Law by Citicorp Life Insurance Company (the Company), a subsidiary of Citibank Delaware. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Companys individual flexible premium deferred variable annuity contracts (the contracts). The Account invests in Portfolios of the Landmark Variable Insurance Products Funds, the A.I.M. Variable Insurance Funds, Inc., the Fidelity Investments Variable Insurance Products Fund and the M.F.S. Variable Insurance Trust (the Funds). The available Portfolios of the Landmark Variable Insurance Products Funds include the Landmark Equity Fund, the Landmark U.S. Government Fund, the Landmark International Equity Fund and the Landmark Balanced Fund. The A.I.M. V.I. Capital Appreciation Fund of the A.I.M. Variable Insurance Funds, Inc., the Growth Portfolio of the Fidelity Investments Variable Insurance Products Fund, the MFS Money Market Series and the MFS World Governments Series of the M.F.S. Variable Insurance Trust are also available for investment.

The Account had no assets or operations until June 5, 1995, when the initial investment was made. On June 12, 1995, the Company transferred $7,000,000 from its general funds to provide initial capital in the Landmark Variable Insurance Products Funds.

The assets of the Account are the property of the Company. The portion of the Accounts assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Companys general account. Amounts allocated to the General Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation The investments of the Portfolios within the Account are stated at market value, which is the net asset value of each of the respective series as determined at the close of business on the last working day of the period.

B. Accounting for Investments Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes The Company is taxed under federal law as a life insurance company. The Account is part of the Companys total operations and is not taxed separately. Under current Federal income tax law, no taxes are payable on investment income or realized capital gains of the Account Contractholders.

D. Use of Estimates The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                        CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1995

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within five contract years there will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges of which the maximum charge is currently 7% of the contract value. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other government entities levy a premium tax on annuity contracts issued by insurance companies.

Through the period ended December 31, 1995, the Landmark Equity Fund, Landmark U.S. Government Securities Fund, and Landmark International Equity Fund consisted of general funds contributed by the Company. As a result of the nature of these deposits, there have been no contract charges assessed against these deposits.

4. Purchases and Sales of Investments

For the period ended December 31, 1995, investment activity in the Account was as follows:

                                                               Cost of          Proceeds
Shares of                                                     Purchases        from Sales
---------                                                     ---------        ----------
Landmark Variable Insurance Products Funds:

     Landmark Equity Fund                                     $1,012,229            --

     Landmark U.S. Government Fund                             1,035,503            --

     Landmark International Equity Fund                        4,050,938            --

     Landmark Balanced Fund                                    1,026,849           $39

Fidelity Investments Variable Insurance Products Fund:

     Growth Portfolio                                              5,141            46

5. Net Increase in Accumulation Units

For the period ended December 31, 1995, transactions in accumulation units of the Account were as follows:

                                     Landmark     Fidelity
                                     Balanced      Growth
                                       Fund       Portfolio
                                     --------     ---------
Units Purchased                        5,094        4,565

Units Withdrawn                         --           --

Units Transferred Between Funds         --           --
                                       -----        -----
Net Increase                           5,094        4,565

Units, at Beginning of Period           --           --
                                       -----        -----
Units, at End of Period                5,094        4,565
                                       =====        =====

                        CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            SCHEDULE of investments
                               December 31, 1995


                                                      Number           Market
                                                    of Shares          Value              Cost
                                                    ---------         ---------         ---------
Landmark Variable Insurance Products Funds:

     Landmark Equity Fund                              99,698        $1,147,521        $1,012,229

     Landmark U.S. Government Fund                    102,050         1,069,479         1,035,503

     Landmark International Equity Fund               399,895         4,122,919         4,050,938

     Landmark Balanced Fund                           101,116         1,114,304         1,026,812

Fidelity Variable Insurance Products Fund:

     Growth Portfolio                                     205             5,974             5,103

[LOGO - KPMG Peat Marwick LLP]



                         Independent Auditors' Report


The Board of Directors
Citicorp Life Insurance Company and Policyholders of Citicorp Life Insurance Company Variable
     Annuity Separate Account:

We have audited the accompanying statements of net assets, including the schedule of investments, of the Landmark Equity Fund, Landmark U.S. Government Securities Fund, Landmark International Equity Fund, Landmark Balanced Fund, and Fidelity Growth Portfolios of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1995, and related statements of operations and changes in net assets for the period June 5, 1995 (Inception) to December 31, 1995. These financial statements are the responsibility of Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995 by correspondence with the Landmark Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Landmark Equity Fund, Landmark U.S. Government Securities Fund, Landmark International Equity Fund, Landmark Balanced Fund, and Fidelity Growth Portfolios of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1995, and the results of their operations and changes in their net assets for the period June 5, 1995 (Inception) to December 31, 1995, in conformity with generally accepted accounting principles.


                                               KPMG Peat Marwick LLP


Chicago, Illinois
February 16, 1996